Fair value of financial instruments - Disclosure of significant observable inputs used in fair value measurement (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of fair value measurement of assets [line items]
Total financial assets	$ 175,118	$ 61,861
Warrants on equity securities and convertible notes [Member] | Publicly traded mining companies, Precious metals [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	12,275	6,534
Warrants on equity securities and convertible notes [Member] | Publicly traded mining companies, Other minerals [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss		14
Equity securities [Member] | Publicly traded royalty and streaming companies [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive (loss) income	22,145
Equity securities [Member] | Publicly traded mining companies, Precious metals [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive (loss) income	118,354	1,822
Equity securities [Member] | Publicly traded mining companies, Other minerals [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive (loss) income	21,753	53,353
Equity securities [Member] | Private mining companies [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive (loss) income	591	138
Level 1 [Member]
Disclosure of fair value measurement of assets [line items]
Total financial assets	162,252	55,186
Level 1 [Member] | Warrants on equity securities and convertible notes [Member] | Publicly traded mining companies, Precious metals [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	0	0
Level 1 [Member] | Warrants on equity securities and convertible notes [Member] | Publicly traded mining companies, Other minerals [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss		11
Level 1 [Member] | Equity securities [Member] | Publicly traded royalty and streaming companies [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive (loss) income	22,145
Level 1 [Member] | Equity securities [Member] | Publicly traded mining companies, Precious metals [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive (loss) income	118,354	1,822
Level 1 [Member] | Equity securities [Member] | Publicly traded mining companies, Other minerals [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive (loss) income	21,753	53,353
Level 1 [Member] | Equity securities [Member] | Private mining companies [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive (loss) income	0	0
Level 2 [Member]
Disclosure of fair value measurement of assets [line items]
Total financial assets	0	0
Level 2 [Member] | Warrants on equity securities and convertible notes [Member] | Publicly traded mining companies, Precious metals [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	0	0
Level 2 [Member] | Warrants on equity securities and convertible notes [Member] | Publicly traded mining companies, Other minerals [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss		0
Level 2 [Member] | Equity securities [Member] | Publicly traded royalty and streaming companies [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive (loss) income	0
Level 2 [Member] | Equity securities [Member] | Publicly traded mining companies, Precious metals [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive (loss) income	0	0
Level 2 [Member] | Equity securities [Member] | Publicly traded mining companies, Other minerals [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive (loss) income	0	0
Level 2 [Member] | Equity securities [Member] | Private mining companies [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive (loss) income	0	0
Level 3 [Member]
Disclosure of fair value measurement of assets [line items]
Total financial assets	12,866	6,675
Level 3 [Member] | Warrants on equity securities and convertible notes [Member] | Publicly traded mining companies, Precious metals [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	12,275	6,534
Level 3 [Member] | Warrants on equity securities and convertible notes [Member] | Publicly traded mining companies, Other minerals [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss		3
Level 3 [Member] | Equity securities [Member] | Publicly traded royalty and streaming companies [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive (loss) income	0
Level 3 [Member] | Equity securities [Member] | Publicly traded mining companies, Precious metals [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive (loss) income	0	0
Level 3 [Member] | Equity securities [Member] | Publicly traded mining companies, Other minerals [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive (loss) income	0	0
Level 3 [Member] | Equity securities [Member] | Private mining companies [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive (loss) income	$ 591	$ 138